Shareholder Report, Holdings (Details)	Jun. 30, 2026
The Investment Company of America® - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.29%
The Investment Company of America® - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
The Investment Company of America® - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
The Investment Company of America® - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Investment Company of America® - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
The Investment Company of America® - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
The Investment Company of America® - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
The Investment Company of America® - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
The Investment Company of America® - Class A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Investment Company of America® - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Investment Company of America-Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.29%
The Investment Company of America-Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
The Investment Company of America-Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
The Investment Company of America-Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Investment Company of America-Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
The Investment Company of America-Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
The Investment Company of America-Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
The Investment Company of America-Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
The Investment Company of America-Class C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Investment Company of America-Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Investment Company of America-Class F1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.29%
The Investment Company of America-Class F1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
The Investment Company of America-Class F1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
The Investment Company of America-Class F1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Investment Company of America-Class F1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
The Investment Company of America-Class F1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
The Investment Company of America-Class F1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
The Investment Company of America-Class F1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
The Investment Company of America-Class F1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Investment Company of America-Class F1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Investment Company of America-Class F2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.29%
The Investment Company of America-Class F2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
The Investment Company of America-Class F2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
The Investment Company of America-Class F2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Investment Company of America-Class F2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
The Investment Company of America-Class F2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
The Investment Company of America-Class F2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
The Investment Company of America-Class F2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
The Investment Company of America-Class F2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Investment Company of America-Class F2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Investment Company of America-Class F3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.29%
The Investment Company of America-Class F3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
The Investment Company of America-Class F3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
The Investment Company of America-Class F3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Investment Company of America-Class F3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
The Investment Company of America-Class F3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
The Investment Company of America-Class F3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
The Investment Company of America-Class F3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
The Investment Company of America-Class F3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Investment Company of America-Class F3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Investment Company of America® - Class 529-A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.29%
The Investment Company of America® - Class 529-A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
The Investment Company of America® - Class 529-A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
The Investment Company of America® - Class 529-A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Investment Company of America® - Class 529-A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
The Investment Company of America® - Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
The Investment Company of America® - Class 529-A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
The Investment Company of America® - Class 529-A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
The Investment Company of America® - Class 529-A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Investment Company of America® - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Investment Company of America® - Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.29%
The Investment Company of America® - Class 529-C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
The Investment Company of America® - Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
The Investment Company of America® - Class 529-C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Investment Company of America® - Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
The Investment Company of America® - Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
The Investment Company of America® - Class 529-C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
The Investment Company of America® - Class 529-C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
The Investment Company of America® - Class 529-C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Investment Company of America® - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Investment Company of America® - Class 529-E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.29%
The Investment Company of America® - Class 529-E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
The Investment Company of America® - Class 529-E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
The Investment Company of America® - Class 529-E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Investment Company of America® - Class 529-E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
The Investment Company of America® - Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
The Investment Company of America® - Class 529-E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
The Investment Company of America® - Class 529-E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
The Investment Company of America® - Class 529-E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Investment Company of America® - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Investment Company of America® - Class 529-F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.29%
The Investment Company of America® - Class 529-F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
The Investment Company of America® - Class 529-F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
The Investment Company of America® - Class 529-F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Investment Company of America® - Class 529-F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
The Investment Company of America® - Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
The Investment Company of America® - Class 529-F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
The Investment Company of America® - Class 529-F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
The Investment Company of America® - Class 529-F-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Investment Company of America® - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Investment Company of America® - Class 529-F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.29%
The Investment Company of America® - Class 529-F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
The Investment Company of America® - Class 529-F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
The Investment Company of America® - Class 529-F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Investment Company of America® - Class 529-F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
The Investment Company of America® - Class 529-F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
The Investment Company of America® - Class 529-F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
The Investment Company of America® - Class 529-F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
The Investment Company of America® - Class 529-F-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Investment Company of America® - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Investment Company of America® - Class R-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.29%
The Investment Company of America® - Class R-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
The Investment Company of America® - Class R-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
The Investment Company of America® - Class R-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Investment Company of America® - Class R-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
The Investment Company of America® - Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
The Investment Company of America® - Class R-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
The Investment Company of America® - Class R-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
The Investment Company of America® - Class R-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Investment Company of America® - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Investment Company of America® - Class R-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.29%
The Investment Company of America® - Class R-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
The Investment Company of America® - Class R-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
The Investment Company of America® - Class R-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Investment Company of America® - Class R-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
The Investment Company of America® - Class R-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
The Investment Company of America® - Class R-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
The Investment Company of America® - Class R-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
The Investment Company of America® - Class R-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Investment Company of America® - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Investment Company of America® - Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.29%
The Investment Company of America® - Class R-2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
The Investment Company of America® - Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
The Investment Company of America® - Class R-2E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Investment Company of America® - Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
The Investment Company of America® - Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
The Investment Company of America® - Class R-2E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
The Investment Company of America® - Class R-2E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
The Investment Company of America® - Class R-2E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Investment Company of America® - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Investment Company of America® - Class R-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.29%
The Investment Company of America® - Class R-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
The Investment Company of America® - Class R-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
The Investment Company of America® - Class R-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Investment Company of America® - Class R-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
The Investment Company of America® - Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
The Investment Company of America® - Class R-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
The Investment Company of America® - Class R-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
The Investment Company of America® - Class R-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Investment Company of America® - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Investment Company of America® - Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.29%
The Investment Company of America® - Class R-4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
The Investment Company of America® - Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
The Investment Company of America® - Class R-4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Investment Company of America® - Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
The Investment Company of America® - Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
The Investment Company of America® - Class R-4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
The Investment Company of America® - Class R-4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
The Investment Company of America® - Class R-4 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Investment Company of America® - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Investment Company of America® - Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.29%
The Investment Company of America® - Class R-5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
The Investment Company of America® - Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
The Investment Company of America® - Class R-5E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Investment Company of America® - Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
The Investment Company of America® - Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
The Investment Company of America® - Class R-5E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
The Investment Company of America® - Class R-5E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
The Investment Company of America® - Class R-5E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Investment Company of America® - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Investment Company of America® - Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.29%
The Investment Company of America® - Class R-5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
The Investment Company of America® - Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
The Investment Company of America® - Class R-5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Investment Company of America® - Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
The Investment Company of America® - Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
The Investment Company of America® - Class R-5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
The Investment Company of America® - Class R-5 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
The Investment Company of America® - Class R-5 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Investment Company of America® - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Investment Company of America® - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.29%
The Investment Company of America® - Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
The Investment Company of America® - Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
The Investment Company of America® - Class R-6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
The Investment Company of America® - Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
The Investment Company of America® - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
The Investment Company of America® - Class R-6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
The Investment Company of America® - Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
The Investment Company of America® - Class R-6 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Investment Company of America® - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%